Consolidated Statement of Cash Flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Cash flows from operating activities
Net income		$ 8,728	$ 5,753		$ 11,872
Adjustments to reconcile net income to cash provided by operating activities
Depreciation		3,127	3,021		2,837
Amortization of intangibles		1,353	1,520		1,544
Stock-based compensation		510	534		544
Deferred taxes		853	(931)		(1,132)
Net (gain)/loss on asset sales and other		123	14		62
Change in operating assets and liabilities, net of acquisitions/divestitures
Receivables (including financing receivables)		1,006	1,297		712
Retirement related		1,368	1,014		54
Inventories		(127)	18		(14)
Other assets/other liabilities		(1,819)	4,437		408
Accounts payable		126	47		197
Net cash provided by operating activities		15,247	16,724		17,084
Cash flows from investing activities
Payments for property, plant and equipment		(3,395)	(3,229)		(3,567)
Proceeds from disposition of property, plant and equipment		248	460		424
Investment in software		(569)	(544)		(583)
Purchases of marketable securities and other investments		(7,041)	(4,949)	[1]	(5,853)	[1]
Proceeds from disposition of marketable securities and other investments		6,487	3,910		5,692
Non-operating finance receivables - net		(503)	(2,028)		(891)
Acquisition of businesses, net of cash acquired		(139)	(496)		(5,696)	[1]
Divestiture of businesses, net of cash transferred			(205)		(454)
Net cash used in investing activities		(4,913)	(7,081)	[1]	(10,928)	[1]
Cash flows from financing activities
Proceeds from new debt		6,891	9,643		9,132
Payments to settle debt		(8,533)	(6,816)		(6,395)
Short-term borrowings/(repayments) less than 90 days - net		1,341	620		26
Common stock repurchases		(4,443)	(4,340)		(3,502)
Common stock repurchases for tax withholdings		(171)	(193)		(126)
Financing - other		111	175		204
Cash dividends paid		(5,666)	(5,506)		(5,256)
Net cash used in financing activities		(10,469)	(6,418)		(5,917)
Effect of exchange rate changes on cash, cash equivalents and restricted cash		(495)	937		(51)
Net change in cash, cash equivalents and restricted cash		(630)	4,161	[1]	188	[1]
Cash, cash equivalents and restricted cash at beginning of period	[1]	12,234	8,073		7,885
Cash, cash equivalents and restricted cash at end of period		11,604	12,234	[1]	8,073	[1]
Supplemental data
Income taxes paid - net of refunds received		1,745	1,597		1,078
Interest paid on debt		$ 1,423	$ 1,208		$ 1,158

[1]	* Recast to reflect adoption of the FASB guidance on restricted cash.